EATON VANCE ARKANSAS MUNICIPALS FUND
EATON VANCE GEORGIA MUNICIPALS FUND
EATON VANCE KENTUCKY MUNICIPALS FUND
EATON VANCE TENNESSEE MUNICIPALS FUND
EATON VANCE VIRGINIA MUNICIPALS FUND
Supplement to Statement of Additional Information dated January 3, 2007

The following tables replace the applicable tables in the section titled "Portfolio Managers" under "Investment Advisory and Administrative Services" for Arkansas Municipals Fund, Georgia Municipals Fund, Kentucky Municipals Fund, Tennessee Municipals Fund and Virginia Municipals Fund.

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Alabama Fund
William H. Ahern
Registered Investment Companies	14	$1,804.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Arkansas, Georgia, Kentucky,
Tennessee and Virginia Funds**
Adam A. Weigold
Registered Investment Companies	12	$998.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Maryland Fund
Craig R. Brandon
Registered Investment Companies	12	$1,482.5	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Missouri Fund
Cynthia J. Clemson
Registered Investment Companies	10	$3,497.3	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0
	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
Louisiana Fund
Robert B. MacIntosh
Registered Investment Companies	10	$2,638.0	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	208	$ 172.1	0	$0

	Number of	Total Assets of	Number of Accounts	Total Assets of Accounts
	All Accounts	All Accounts*	Paying a Performance Fee	Paying a Performance Fee*
North Carolina, Oregon and
South Carolina Funds
Thomas M. Metzold
Registered Investment Companies	6	$7,101.4	0	$0
Other Pooled Investment Vehicles	0	$ 0	0	$0
Other Accounts	0	$ 0	0	$0

  *In millions of dollars. For registered investment companies, assets represent net assets of all open-end investment companies and gross assets of all closed-end investment companies.
**As of July 31, 2007.

	Dollar Range of	Aggregate Dollar Range of Equity
	Equity Securities	Securities Owned in all Registered Funds in
Fund Name and Portfolio Manager	Owned in the Fund	the Eaton Vance Family of Funds
Arkansas Fund
Adam A. Weigold	None*	$100,001 - $500,000
Georgia Fund
Adam A. Weigold	None*	$100,001 - $500,000
Kentucky Fund
Adam A. Weigold	None*	$100,001 - $500,000
Tennessee Fund
Adam A. Weigold	None*	$100,001 - $500,000
Virginia Fund
Adam A. Weigold	None*	$100,001 - $500,000

*As of July 31, 2007.

September 26, 2007